John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 96.8%		$815,147,540
(Cost $518,100,892)
Consumer discretionary 6.5%		54,638,182
Auto components 1.6%
Cooper Tire & Rubber Company	99,070	5,882,777
Gentherm, Inc. (A)	102,522	7,435,921
Hotels, restaurants and leisure 1.2%
Aramark	91,364	3,412,445
Wyndham Hotels & Resorts, Inc.	85,193	6,394,587
Household durables 1.3%
Tri Pointe Homes, Inc. (A)	441,220	10,642,226
Specialty retail 0.8%
Monro, Inc.	115,068	7,173,339
Textiles, apparel and luxury goods 1.6%
Kontoor Brands, Inc.	213,947	13,696,887
Consumer staples 5.6%		47,103,586
Beverages 0.7%
C&C Group PLC (A)	1,722,264	5,889,141
Food products 2.6%
Cranswick PLC	182,055	10,206,598
Hostess Brands, Inc. (A)	592,939	9,297,284
Post Holdings, Inc. (A)	21,451	2,478,234
Household products 2.3%
Spectrum Brands Holdings, Inc.	216,361	19,232,329
Energy 3.7%		30,691,627
Energy equipment and services 0.3%
Bristow Group, Inc. (A)	94,255	2,571,276
Oil, gas and consumable fuels 3.4%
Dorian LPG, Ltd. (A)	604,356	8,587,899
Kosmos Energy, Ltd. (A)	1,783,892	5,672,777
Magnolia Oil & Gas Corp., Class A (A)(B)	865,937	11,187,906
Scorpio Tankers, Inc.	119,382	2,671,769
Financials 22.9%		193,228,021
Banks 14.5%
1st Source Corp.	140,771	6,963,941
Atlantic Union Bankshares Corp.	280,240	11,495,445
Banc of California, Inc.	636,310	11,141,788
Eastern Bankshares, Inc.	360,536	8,076,006
First Busey Corp.	293,836	7,871,866
First Citizens BancShares, Inc., Class A	2,101	1,808,121
First Midwest Bancorp, Inc.	562,525	11,773,648
Flushing Financial Corp.	369,247	8,629,302
Great Western Bancorp, Inc.	360,544	12,063,802
Hancock Whitney Corp.	255,346	12,642,180
International Bancshares Corp.	279,924	12,988,474
Synovus Financial Corp.	287,436	14,118,856
Webster Financial Corp.	41,891	2,374,382
Capital markets 0.5%
SLR Investment Corp.	251,473	4,689,971
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 6.2%
Alleghany Corp. (A)	5,971	$4,278,639
Argo Group International Holdings, Ltd.	51,639	2,769,916
Assured Guaranty, Ltd.	165,414	7,878,669
Kemper Corp.	190,552	14,266,628
ProAssurance Corp.	94,633	2,304,314
Reinsurance Group of America, Inc.	18,475	2,328,404
SiriusPoint, Ltd. (A)	589,854	6,205,264
White Mountains Insurance Group, Ltd.	10,157	12,120,958
Thrifts and mortgage finance 1.7%
NMI Holdings, Inc., Class A (A)	288,402	6,976,444
Northwest Bancshares, Inc.	526,907	7,461,003
Health care 6.0%		50,688,734
Health care equipment and supplies 2.9%
Haemonetics Corp. (A)	90,652	5,118,212
Lantheus Holdings, Inc. (A)	657,648	15,947,964
Natus Medical, Inc. (A)	135,161	3,622,315
Health care providers and services 1.8%
AMN Healthcare Services, Inc. (A)	45,112	4,001,434
MEDNAX, Inc. (A)	161,156	5,153,769
Owens & Minor, Inc.	125,165	5,596,127
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (A)	646,861	11,248,913
Industrials 24.1%		202,784,022
Aerospace and defense 1.1%
Hexcel Corp. (A)	158,966	9,452,118
Building products 3.6%
American Woodmark Corp. (A)	122,187	10,620,494
Tyman PLC	2,858,827	19,546,188
Commercial services and supplies 4.1%
ACCO Brands Corp.	1,042,058	9,493,148
BrightView Holdings, Inc. (A)	478,776	8,306,764
Clean Harbors, Inc. (A)	30,058	2,798,400
SP Plus Corp. (A)	219,192	7,165,386
UniFirst Corp.	29,254	6,485,027
Construction and engineering 1.6%
Primoris Services Corp.	316,565	10,063,601
Valmont Industries, Inc.	11,942	2,961,616
Electrical equipment 0.9%
Thermon Group Holdings, Inc. (A)	444,758	7,752,132
Machinery 5.5%
Albany International Corp., Class A	72,313	6,461,167
Luxfer Holdings PLC	529,282	12,099,387
Mueller Industries, Inc.	234,366	10,881,613
TriMas Corp. (A)	517,515	16,777,836
Professional services 6.2%
CBIZ, Inc. (A)	365,142	12,126,366
Forrester Research, Inc. (A)	179,103	7,685,310
Huron Consulting Group, Inc. (A)	226,609	12,397,778
ICF International, Inc.	113,009	9,933,491
Science Applications International Corp.	113,302	10,181,318
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.1%
GATX Corp.	97,252	$9,594,882
Information technology 7.9%		66,405,807
Electronic equipment, instruments and components 4.1%
Belden, Inc.	284,257	14,383,404
Coherent, Inc. (A)	26,971	7,082,854
CTS Corp.	310,902	11,892,002
Rogers Corp. (A)	7,577	1,419,551
IT services 1.9%
ExlService Holdings, Inc. (A)	72,639	7,407,725
WNS Holdings, Ltd., ADR (A)	112,394	8,373,353
Semiconductors and semiconductor equipment 0.6%
Onto Innovation, Inc. (A)	69,011	4,952,919
Software 1.3%
CDK Global, Inc.	66,634	3,487,624
Progress Software Corp.	166,174	7,406,375
Materials 7.2%		60,944,156
Chemicals 4.9%
Element Solutions, Inc.	701,374	16,405,138
HB Fuller Company	95,407	6,594,532
Orion Engineered Carbons SA (A)	560,685	11,348,264
Stepan Company	53,655	7,225,182
Containers and packaging 0.5%
Sealed Air Corp.	69,104	3,929,253
Paper and forest products 1.8%
Louisiana-Pacific Corp.	45,842	3,081,041
Neenah, Inc.	233,530	12,360,746
Real estate 8.9%		75,238,077
Equity real estate investment trusts 8.9%
Alexander & Baldwin, Inc.	571,367	10,975,960
Brandywine Realty Trust	746,707	10,498,700
Corporate Office Properties Trust	208,531	5,755,456
Lexington Realty Trust	504,868	6,250,266
Physicians Realty Trust	568,327	10,303,769
Piedmont Office Realty Trust, Inc., Class A	561,213	10,376,828
PotlatchDeltic Corp.	124,696	7,506,699
RPT Realty	1,064,345	13,570,399
Utilities 4.0%		33,425,328
Electric utilities 1.6%
Portland General Electric Company	281,715	13,505,417
Gas utilities 2.4%
New Jersey Resources Corp.	195,565	8,354,537

Spire, Inc.	110,853	7,943,726

UGI Corp.	78,646	3,621,648
Rights 0.0%		$357,058
(Cost $0)
C&C Group PLC (Expiration Date: 6-21-21; Strike Price: GBP 1.86) (A)	449,285	357,058

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.9%			$24,517,798
(Cost $24,517,770)
Short-term funds 0.0%			17,798
John Hancock Collateral Trust (C)	0.0241(D)	1,779	17,798

	Par value^	Value
Repurchase agreement 2.9%		24,500,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-28-21 at 0.005% to be repurchased at $24,500,014 on 6-1-21, collateralized by $24,701,268 Federal National Mortgage Association, 2.000% due 4-1-51 (valued at $24,990,001)	24,500,000	24,500,000

Total investments (Cost $542,618,662) 99.7%	$840,022,396
Other assets and liabilities, net 0.3%	2,293,912
Total net assets 100.0%	$842,316,308

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $2,510.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$54,638,182	$54,638,182	—	—
Consumer staples	47,103,586	31,007,847	$16,095,739	—
Energy	30,691,627	30,691,627	—	—
Financials	193,228,021	193,228,021	—	—
Health care	50,688,734	50,688,734	—	—
Industrials	202,784,022	183,237,834	19,546,188	—
Information technology	66,405,807	66,405,807	—	—
Materials	60,944,156	60,944,156	—	—
Real estate	75,238,077	75,238,077	—	—
Utilities	33,425,328	33,425,328	—	—
Rights	357,058	357,058	—	—
Short-term investments	24,517,798	17,798	24,500,000	—
Total investments in securities	$840,022,396	$779,880,469	$60,141,927	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,779	$6,321,666	$15,569,220	$(21,871,246)	$7,749	$(9,591)	$4,737	—	$17,798
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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